Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Intangible assets
Intangible assets
Intangible assets include:

Licenses, capitalized R&D and other intangible assets
(in thousands)
Cost:
At January 1, 2016	$16,946
Additions	4,836
Disposals	(3,620)
Exchange difference	(47)
At December 31, 2016	18,115
Additions	4,641
Disposals	(64)
Exchange difference	23
At December 31, 2017	22,715
Additions	5,953
Disposals	(3,834)
Exchange difference	(13)
At December 31, 2018	$24,821
Depreciation and impairment:
At January 1, 2016	11,691
Amortization	2,215
Disposals	(3,468)
Exchange difference	(30)
At December 31, 2016	10,408
Amortization	2,815
Disposals	(64)
Exchange difference	(6)
At December 31, 2017	13,153
Amortization	3,103
Disposals	(3,834)
Exchange difference	(10)
At December 31, 2018	$12,412
Net book value:
At January 1, 2016	$5,255
At December 31, 2016	7,707
At December 31, 2017	9,562
At December 31, 2018	$12,409

For the years ended December 31, 2016, 2017 and 2018, the Company identified certain development costs that met the criteria for capitalization (see note 4.4), in addition to the acquisition of technology licenses.